PER SHARE INFORMATION (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net Income attributable to common shareholders	$ (1,061,851)	$ 9,363,166	$ (9,777,695)	$ (109,023)	$ 1,487,928	$ (15,058,274)
Adjustments to Net Income
Reversal of Change in Value of Preferred Share Derivatives					561,684
Reversal of Change in Value of Warrant Derivatives					(4,089,491)
Reversal of Derivative Interest Expense					139,219
Net loss attributable to common shareholders on a diluted basis	$ 0	$ (365,952)	$ 0	$ 0	$ (1,900,660)
Denominator
Weighted average shares of common stock outstanding	508,638,816	350,220,224	439,720,987	345,384,514	349,075,642	259,163,279
Dilutive effects of convertible preferred stock, warrants and options
Convertible preferred Stock					0	94,512,298
Warrants					94,421,813
Stock Options					0	2,999,000
Weighted average shares outstanding - diluted	508,638,816	486,207,413	439,720,987	345,384,514	526,880,118	259,163,279
Diluted EPS	$ 0.00	$ 0.00	$ (0.02)	$ 0.00	$ 0.00	$ (0.06)